Property and equipment, net - Schedule of property and equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Property and equipment	¥ 319,283		¥ 276,730
Less: accumulated depreciation	(175,130)		(148,653)
Less: impairment	(6,894)		(7,292)
Property and equipment, net	137,259	$ 18,887	120,785
Machinery and electronic equipment
Property and equipment, net
Property and equipment	219,956		197,777
Transportation vehicles
Property and equipment, net
Property and equipment	4,990		5,654
Office and other equipment
Property and equipment, net
Property and equipment	21,399		20,614
Leasehold improvements
Property and equipment, net
Property and equipment	57,317		44,747
Construction in progress
Property and equipment, net
Property and equipment	¥ 15,621		¥ 7,938